Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalent [Line Items]
Legal reserve	S/ 8,613,604	S/ 6,599,352
Non-mandatory reserve	1,573,148	865,199
Cash balances not subject to legal reserve	253	56
Total	10,187,005	7,464,607
Deposits in the BCRP [member]
Cash and Cash Equivalent [Line Items]
Legal reserve	5,969,218	4,593,592
Cash in vaults {member]
Cash and Cash Equivalent [Line Items]
Legal reserve	2,644,386	2,005,760
Term deposits in BCRP [Member]
Cash and Cash Equivalent [Line Items]
Non-mandatory reserve	800,000
Overnight deposits in BCRP [member]
Cash and Cash Equivalent [Line Items]
Non-mandatory reserve	564,600	622,170
Cash and clearing [member]
Cash and Cash Equivalent [Line Items]
Non-mandatory reserve	S/ 208,548	S/ 243,029